787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Income Funds
Securities Act File No. 33-6502
Investment Company Act File No. 811-4708
Post-Effective Amendment No. 58

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 58 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment contains the prospectus for the SunAmerica U.S. Government Securities Fund and the SunAmerica Strategic Bond Fund (the “Funds”), each a series of the Registrant, and the Statement of Additional Information for the Funds and another series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to reflect changes made in response to comments provided to Thomas Peeney of SunAmerica Asset Management, LLC by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on January 9, 2015 regarding Post-Effective Amendment No. 57 to the Registrant’s Registration Statement under the 1933 Act filed on November 26, 2014. The Registrant is responding to the Staff’s comments by separate letter.

We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or comments concerning the Amendment, please call me at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

NEW YORK WASHINGTON, DC PARIS LONDON MILAN ROME FRANKFURT BRUSSELS

Securities and Exchange Commission

January 28, 2015

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Thomas Peeney, Esq., SunAmerica Asset Management, LLC
Matthew Fleischer, Esq., SunAmerica Asset Management, LLC
Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

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